Consolidated Statements of Operations - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
Net product sales	$ 69,322	$ 148,886	$ 73,347
Consulting research & development income	35,692	9,696	3,356
Shipping and other sales		21,822	7,462
Total revenues	105,014	180,404	84,165
Cost of goods sold	59,086	180,629	153,330
Gross profit (loss)	45,928	(225)	(69,165)
Research and development expenses	426,529	1,427,341	753,369
Selling, general and administrative expenses	1,018,510	5,914,541	3,103,710
Total costs and expenses	1,445,039	7,341,882	3,857,079
Net loss from operations	(1,399,111)	(7,342,107)	(3,926,244)
Other income (expense):
Interest income		6	436
Other income	7,533	34,412	38,460
Loss on disposal of PP&E		(12,351)	(3,323)
Change in derivative liability	24,777	742,109
Other expense	(107,881)	(3,580)	(145,237)
Interest expense	(433,830)	(1,582,184)	(121,572)
Other income (expense)	(509,401)	(821,588)	(231,236)
Net loss before income taxes	(1,908,512)	(8,163,695)	(4,157,480)
Provision for income taxes
Net loss before noncontrolling interest	(1,908,512)	(8,163,695)
Noncontrolling interest	(6,676)	(13,810)
Net loss attributed to stockholders	$ (1,908,512)	$ (8,149,885)	$ (4,157,480)
Net loss attributed to stockholders per share, basic and diluted	$ (0.08)	$ (0.34)	$ (0.46)
Weighted average shares outstanding, basic and diluted	23,937,919	23,649,432	9,097,973